Segment Reporting (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019
Segment Reporting Profit (Loss) and Other Information [Abstract]
Interest income	$ 10,132		$ 17,216		$ 30,381		$ 34,185
Interest expense	3,425		11,707		15,716		22,451
Net interest income (expense)	6,707		5,509		14,665		11,734
Servicing fee income	18,032		18,362		37,551		35,550
Servicing costs	6,594		4,103		12,434		7,924
Net servicing income	11,438		14,259		25,117		27,626
Other expense	(30,712)		(48,226)		(108,618)		(91,149)
Other operating expenses	3,394		3,072		8,115		5,844
Benefit from corporate business taxes	(3,278)		(3,053)		(15,432)	[1]	(6,772)	[1]
Net Loss	(12,683)	$ (48,836)	(28,477)	$ (22,384)	(61,519)		(50,861)
Investments	1,725,405				1,725,405				$ 2,799,471
Other assets	203,856				203,856				145,094
Total Assets	1,929,261				1,929,261				2,944,565
Debt	1,527,097				1,527,097				2,504,627
Other liabilities	70,235				70,235				40,563
Total Liabilities	1,597,332				1,597,332				2,545,190
Book value	331,929				331,929				399,375
RMBS [Member] | Operating Segments [Member]
Segment Reporting Profit (Loss) and Other Information [Abstract]
Interest income	9,653		17,002		28,261		33,713
Interest expense	2,987		11,261		13,569		20,817
Net interest income (expense)	6,666		5,741		14,692		12,896
Servicing fee income	0		0		0		0
Servicing costs	0		0		0		0
Net servicing income	0		0		0		0
Other expense	(5,668)		(19,090)		(5,502)		(37,046)
Other operating expenses	0		0		0		0
Benefit from corporate business taxes	0		0		0		0
Net Loss	998		(13,349)		9,190		(24,150)
Investments	1,548,144				1,548,144				2,508,360
Other assets	40,420				40,420				80,207
Total Assets	1,588,564				1,588,564				2,588,567
Debt	1,395,317				1,395,317				2,337,638
Other liabilities	55,668				55,668				16,503
Total Liabilities	1,450,985				1,450,985				2,354,141
Book value	137,579				137,579				234,426
Servicing Related Assets [Member] | Operating Segments [Member]
Segment Reporting Profit (Loss) and Other Information [Abstract]
Interest income	479		214		2,120		472
Interest expense	438		446		2,147		1,634
Net interest income (expense)	41		(232)		(27)		(1,162)
Servicing fee income	18,032		18,362		37,551		35,550
Servicing costs	6,594		4,103		12,434		7,924
Net servicing income	11,438		14,259		25,117		27,626
Other expense	(25,044)		(29,136)		(103,116)		(54,103)
Other operating expenses	1,135		388		1,735		880
Benefit from corporate business taxes	(3,278)		(3,053)		(15,432)		(6,772)
Net Loss	(11,422)		(12,444)		(64,329)		(21,747)
Investments	177,261				177,261				291,111
Other assets	68,400				68,400				39,742
Total Assets	245,661				245,661				330,853
Debt	131,780				131,780				166,989
Other liabilities	3,377				3,377				10,043
Total Liabilities	135,157				135,157				177,032
Book value	110,504				110,504				153,821
All Other [Member]
Segment Reporting Profit (Loss) and Other Information [Abstract]
Interest income	0		0		0		0
Interest expense	0		0		0		0
Net interest income (expense)	0		0		0		0
Servicing fee income	0		0		0		0
Servicing costs	0		0		0		0
Net servicing income	0		0		0		0
Other expense	0		0		0		0
Other operating expenses	2,259		2,684		6,380		4,964
Benefit from corporate business taxes	0		0		0		0
Net Loss	(2,259)		$ (2,684)		(6,380)		$ (4,964)
Investments	0				0				0
Other assets	95,036				95,036				25,145
Total Assets	95,036				95,036				25,145
Debt	0				0				0
Other liabilities	11,190				11,190				14,017
Total Liabilities	11,190				11,190				14,017
Book value	$ 83,846				$ 83,846				$ 11,128

[1]	The provision for income taxes is recorded at the TRS level.